Summary of significant accounting policies - Revenue recognition - China Mobility (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer Benchmark | Product Concentration Risk | China Mobility | Minimum
China Mobility
Percent of the total revenues	97.00%	97.00%	97.00%